Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Goodwill adjustment in connection with acquired deferred tax assets		$ 480,000	$ 479,000
Goodwill Impairment	1,700,000		1,661,000
Impairment of acquired intangibles			1,800,000	0	0
Sales-related taxes			428,000	282,000	99,000
Shipping and handling costs			100,000	100,000	100,000
Government subsidies			14,000,000	9,900,000	8,600,000
Laboratories lease free period			5 years
Advanced subsidies	11,900,000		11,900,000	9,600,000
Advertising expenses			700,000	600,000	500,000
Share-based compensation expenses			14,314,000	11,473,000	10,085,000
Cash and cash equivalents and restricted cash denominated in RMB	10,500,000		10,500,000	48,200,000
Corporate
Significant Accounting Policies [Line Items]
Government subsidies			8,100,000	6,400,000	4,100,000
Asset Acquisition
Significant Accounting Policies [Line Items]
Government subsidies			3,700,000	1,800,000	1,500,000
Abgent, Inc.
Significant Accounting Policies [Line Items]
Impairment of acquired intangibles	1,800,000
Not Designated as Hedging Instrument | Foreign Exchange Forward | Other income, net
Significant Accounting Policies [Line Items]
Gains (losses) from foreign-exchange forward contracts			$ 5,337,000	$ 4,712,000	$ 2,773,000
Use Rights
Significant Accounting Policies [Line Items]
Intangible asset useful life			50 years
Customer Relationships and Sales Backlog | Minimum
Significant Accounting Policies [Line Items]
Intangible asset useful life			1 year
Customer Relationships and Sales Backlog | Maximum
Significant Accounting Policies [Line Items]
Intangible asset useful life			10 years
Other Intangible Assets | Minimum
Significant Accounting Policies [Line Items]
Intangible asset useful life			2 years
Other Intangible Assets | Maximum
Significant Accounting Policies [Line Items]
Intangible asset useful life			30 years